Schedule of Carrying Value Net Assets (Details) - USD ($) $ in Thousands		Dec. 31, 2022	Jun. 28, 2022		Dec. 31, 2021	Nov. 30, 2021		Sep. 14, 2021
Assets
Real estate under construction		$ 133,898	$ 4,633		$ 76,882	$ 11,853	[1]
Cash and cash equivalents		143,467	87		192,131	2,165
Loan receivable to affiliate					3,462
Other assets		12,270	2,105	[2]	1,241	519	[3]
Total assets		353,995			341,426
Due to affiliates		5,803			1,544
Accounts payable		1,686			1,352
Total liabilities		$ 21,343			$ 17,551
Total net assets			$ 3,770			$ 23,072
Belpointe REIT [Member]
Assets
Real estate under construction	[4]							$ 4
Cash and cash equivalents								14,251
Loan receivable to affiliate	[4],[5]							24,773
Investment in real estate	[6]							3,207
Other assets	[4]							7
Total assets								42,242
Due to affiliates	[4]							256
Accounts payable	[4]							17
Accrued expenses and other liabilities	[4]							5
Total liabilities								278
Total net assets	[7]							$ 41,964

[1]	Represents non-cash investing activity during the year ended December 31, 2021.
[2]	Includes restricted cash of $1.4 million.
[3]	Includes restricted cash of $0.3 million. The remaining $0.2 million represents non-cash investing activity during the year ended December 31, 2021.
[4]	Represents non-cash investing activity during the year ended December 31, 2021.
[5]	The Secured Notes, as defined in “Note 5 – Related Party Arrangements,” and respective accrued interest were eliminated upon the Exchange Date.
[6]	Proceeds from the redemption of Belpointe REIT’s preferred equity interests, as further discussed in “Note 8 - Loans Receivable”, were received on October 1, 2021.
[7]	Represents our noncontrolling interest in Belpointe REIT as of the Exchange Date relating to the shares of Belpointe REIT Common Stock that were not tendered. Upon consummation of the Merger, on October 12, 2021, the noncontrolling interest carrying value was reclassed to the Class A unitholders members’ equity.